SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Property Plant and Equipment Depreciation Rate	20.00%
Computer equipment [Member]
Significant Accounting Policies [Line Items]
Property Plant and Equipment Depreciation Rate	30.00%
Vehicle [Member]
Significant Accounting Policies [Line Items]
Property Plant and Equipment Depreciation Rate	25.00%